Goodwill and Intangible Assets, Net (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets	$ 304,000	$ 1,146,066